                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-10155
                                  ----------------------------------------------

                 AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                            64111
--------------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
--------------------------------------------------------------------------------

Date of fiscal year end:    DECEMBER 31
                         -------------------------------------------------------

Date of reporting period:   JUNE 30, 2005
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century
Variable Portfolios

SEMIANNUAL REPORT

[photo of boy with toy plane]

JUNE 30, 2005

VP Inflation Protection Fund

[american century investments logo and text logo]

Table of Contents

VP INFLATION PROTECTION

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Inflation Protection - Performance

 TOTAL RETURNS AS OF JUNE 30, 2005
                                                --------------
                                                AVERAGE ANNUAL
                                                   RETURNS
-----------------------------------------------------------------------------
                                                    SINCE       INCEPTION
                                       1 YEAR      INCEPTION      DATE
-----------------------------------------------------------------------------
 CLASS II                              6.86%       5.30%(1)       12/31/02
-----------------------------------------------------------------------------
 CITIGROUP U.S. INFLATION-LINKED
 SECURITIES INDEX(2)                   9.30%       7.77%             --
-----------------------------------------------------------------------------
 BLENDED INDEX(3)                      6.83%       5.48%             --
-----------------------------------------------------------------------------
 Class I                               7.12%       8.19%           5/7/04
-----------------------------------------------------------------------------

(1) The total return for Class II would have been lower if the distribution fee had not been waived from December 31, 2002 to March 31, 2003.

(2) The Citigroup U.S. Inflation-Linked Securities Index is not subject to the tax code diversification and other regulatory requirements limiting the type and amount of securities that the fund may own.

(3) See Additional Information page.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------

VP Inflation Protection - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made December 31, 2002

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
--------------------------------------------------------------------------------
                                               2003*       2004       2005
--------------------------------------------------------------------------------
 Class II                                      4.89%      1.51%      6.86%
--------------------------------------------------------------------------------
 Citigroup U.S. Inflation-Linked
 Securities Index                              6.15%      3.91%      9.30%
--------------------------------------------------------------------------------
 Blended Index                                 4.16%      2.69%      6.83%
--------------------------------------------------------------------------------

*From 12/31/02, the fund's inception date, through 6/30/03. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

VP Inflation Protection - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

VP Inflation Protection returned 1.95%* for the six months ended June 30, 2005, compared with the 2.14% return of its blended index. (Please see pages 2 and 3 for additional information.) Fund returns were reduced by operating expenses while the blended index's were not. Speaking of the blended index, it represents 55% Citigroup U.S. Inflation-Linked Securities Index, 25% Citigroup
Government-Sponsored 1- to 3-Year Index, and 20% Citigroup 15-Year Mortgage
Index.

VP Inflation Protection maintained a conservative overweight in Treasury
Inflation Protected Securities (TIPS), and that worked out well because as an asset class, TIPS performed better than traditional government agency and mortgage-backed securities. Later on in this commentary, we discuss the fixed-income market's performance and the strategies that we employed for the portfolio.

ECONOMIC REVIEW

The U.S. economy grew at a moderate pace in the first half of 2005 -- the annualized real rate of GDP growth was 3.8% in the first quarter and was anticipated to be between 3% and 4% in the second. Growth slowed from 4.4% in
2004 as short-term U.S. interest rates and oil prices rose. The Federal Reserve raised its overnight interest rate target four times in six months, from 2.25%
to 3.25%, the highest since September 2001. Meanwhile, crude oil jumped 30%, from $43.45 to $56.50 a barrel, closing briefly above $60 in late June.

Despite soaring energy costs, "core" inflation (excluding food and energy prices) was stable -- the year-to-date annualized gain for core CPI as of June
30, 2005, was 2.2%, the same as for all of 2004. As economic growth slowed and inflation remained low, longer-term interest rates and bond yields fell. The combination of rising short-term and falling long-term rates reduced the difference between the two, resulting in a "flatter" Treasury yield curve, often a harbinger of slower economic growth and tame inflation.

ASSET ALLOCATION
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                        NET ASSETS            NET ASSETS
                                       AS OF 6/30/05        AS OF 12/31/04
--------------------------------------------------------------------------------
U.S. Treasury Securities                 57.6%                 59.2%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                        14.8%                 13.6%
--------------------------------------------------------------------------------
Corporate Bonds                           9.1%                 10.0%
--------------------------------------------------------------------------------
U.S. Government Agency  Mortgage-Backed
Securities                                7.1%                  8.4%
--------------------------------------------------------------------------------
Collateralized
Mortgage Obligations                      5.9%                  3.6%
--------------------------------------------------------------------------------
Zero-Coupon  U.S. Government
Agency Securities                         3.3%                   --
--------------------------------------------------------------------------------
Asset-Backed Securities                   2.9%                  3.7%
--------------------------------------------------------------------------------
Commercial Paper                          1.9%                   --
--------------------------------------------------------------------------------
Zero-Coupon  U.S. Treasury
Securities & Equivalents                  1.1%                  3.8%
--------------------------------------------------------------------------------
Temporary
Cash Investments(1)                     (3.7)%                (2.3)%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments and other assets and liabilities

*All fund returns referenced in this commentary are for Class I shares.

Returns for periods less than one year are not annualized.

(continued)

------

VP Inflation Protection - Portfolio Commentary

BOND MARKET REVIEW

As the Treasury yield curve flattened, falling bond yields produced bond price gains. The Lehman Brothers U.S. Aggregate Index gained 2.51% and the 10-year
Treasury note returned 4.11% as its yield fell from 4.22% to 3.92%.
Longer-maturity/duration indices and bonds performed even better -- the 30-year
Treasury bond returned 11.67%. That helped make Treasurys (up 3.20%) the top major sector of the Lehman Aggregate.

Putting that performance into the perspective of VP Inflation Protection's blended index components, the Citigroup U.S. Inflation-Linked Securities Index
returned 2.74%, outpacing the 1.84% return of the Citigroup 15-Year Mortgage
Index, as well as the 1.08% return of the Citigroup Government-Sponsored 1- to
3-Year Index.

PORTFOLIO STRATEGY

VP Inflation Protection is best used as an inflation hedge and not as an income-producing vehicle, and we put the portfolio's incoming cash to work with that notion in mind.

That meant adding a variety of debt securities, including what we believed to be attractively valued TIPS. We selected a fairly wide range of maturities with the goal of enabling that slice of the portfolio to provide performance similar to that of the broad market for such securities.

With the help of our credit research team, we also monitored the growing supply of inflation-indexed bonds in search of attractive opportunities outside of
TIPS. Along those lines, we added some corporate inflation-indexed securities that reset monthly off of the CPI.

With regard to the portfolio's mortgage slice, we generally favored a technique known as "mortgage rolls." In other words, we bought current-coupon mortgage-backed securities for forward settlement. Then we swapped for new, similar ones before the securities' settlement dates.

OUR COMMITMENT

We remain committed to seeking long-term total return using a strategy that seeks to protect against U.S. inflation by investing substantially all of the portfolio's assets in investment-grade debt securities. To help protect against inflation, under normal conditions, we expect to invest over 50% of the portfolio in inflation-adjusted debt securities. In addition, we will monitor VP
Inflation Protection's weighted average maturity and attempt to adjust it appropriately.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                        AS OF               AS OF
                                       6/30/05            12/31/04
--------------------------------------------------------------------------------
30-Day SEC Yield
  Class I                              6.85%                5.28%
  Class II                             6.60%                5.03%
--------------------------------------------------------------------------------
Weighted Average
Maturity                               7.7 years            7.7 years
--------------------------------------------------------------------------------
Average Duration
(effective)                            5.1 years            5.0 years
--------------------------------------------------------------------------------

------

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(continued)

------

Shareholder Fee Example (Unaudited)

                                                      EXPENSES PAID
                     BEGINNING          ENDING       DURING PERIOD*   ANNUALIZED
                    ACCOUNT VALUE    ACCOUNT VALUE      1/1/05 -        EXPENSE
                       1/1/05           6/30/05          6/30/05        RATIO*

 VP INFLATION PROTECTION SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
 Class I              $1,000            $1,019.50        $2.50         0.50%
--------------------------------------------------------------------------------
 Class II             $1,000            $1,018.20        $3.75         0.75%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
 Class I              $1,000            $1,022.32        $2.51         0.50%
--------------------------------------------------------------------------------
 Class II             $1,000            $1,021.08        $3.76         0.75%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

VP Inflation Protection - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 57.6%
      $16,772,438  U.S. Treasury Inflation Indexed
                   Bonds, 2.375%, 1/15/25                         $  18,365,165
--------------------------------------------------------------------------------
       14,735,525  U.S. Treasury Inflation Indexed
                   Bonds, 3.625%, 4/15/28                            19,803,750
--------------------------------------------------------------------------------
        7,988,490  U.S. Treasury Inflation Indexed
                   Bonds, 3.875%, 4/15/29                            11,230,075
--------------------------------------------------------------------------------
        6,028,495  U.S. Treasury Inflation Indexed
                   Bonds, 3.375%, 4/15/32                             8,202,762
--------------------------------------------------------------------------------
        2,455,980  U.S. Treasury Inflation Indexed
                   Notes, 3.375%, 1/15/07                             2,534,746
--------------------------------------------------------------------------------
        9,634,240  U.S. Treasury Inflation Indexed
                   Notes, 3.625%, 1/15/08                            10,197,621
--------------------------------------------------------------------------------
        8,897,400  U.S. Treasury Inflation Indexed
                   Notes, 3.875%, 1/15/09                             9,683,921
--------------------------------------------------------------------------------
        8,672,925  U.S. Treasury Inflation Indexed
                   Notes, 4.25%, 1/15/10                              9,762,470
--------------------------------------------------------------------------------
       14,377,720  U.S. Treasury Inflation Indexed
                   Notes, 0.875%, 4/15/10                            14,027,277
--------------------------------------------------------------------------------
        8,942,800  U.S. Treasury Inflation Indexed
                   Notes, 3.50%, 1/15/11                              9,914,283
--------------------------------------------------------------------------------
        8,217,750  U.S. Treasury Inflation Indexed
                   Notes, 3.375%, 1/15/12                             9,179,169
--------------------------------------------------------------------------------
       10,820,700  U.S. Treasury Inflation Indexed
                   Notes, 3.00%, 7/15/12                             11,888,400
--------------------------------------------------------------------------------
       15,359,850  U.S. Treasury Inflation Indexed
                   Notes, 1.875%, 7/15/13                            15,692,852
--------------------------------------------------------------------------------
       14,741,160  U.S. Treasury Inflation Indexed
                   Notes, 2.00%, 1/15/14                             15,188,584
--------------------------------------------------------------------------------
       14,450,100  U.S. Treasury Inflation Indexed
                   Notes, 2.00%, 7/15/14                             14,894,339
--------------------------------------------------------------------------------
       22,925,475  U.S. Treasury Inflation Indexed
                   Notes, 1.625%, 1/15/15(1)                         22,849,363
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $198,947,261)                                                 203,414,777
--------------------------------------------------------------------------------

 U.S. GOVERNMENT AGENCY
 SECURITIES - 14.8%

        6,250,000  FAMCA, 2.50%, 2/15/07                              6,122,937
---------------------------------------------------------------------------------

        4,000,000  FAMCA, 3.375%, 2/15/09                             3,928,224
---------------------------------------------------------------------------------

        2,000,000  FFCB, 2.60%, 9/7/06                                1,973,108
---------------------------------------------------------------------------------

        4,000,000  FFCB, 4.60%, 1/23/07                               4,048,032
---------------------------------------------------------------------------------

        2,000,000  FFCB, 3.80%, 9/7/07                                1,998,568
---------------------------------------------------------------------------------

        2,000,000  FFCB, 2.625%, 9/17/07                              1,951,230
---------------------------------------------------------------------------------

        2,000,000  FFCB, 3.05%, 4/15/08                               1,957,350
---------------------------------------------------------------------------------

        4,000,000  FHLB, 3.625%, 1/15/08                              3,980,596
---------------------------------------------------------------------------------

        3,000,000  FHLB, 4.125%, 4/18/08                              3,021,759
---------------------------------------------------------------------------------

        3,000,000  FHLB, 3.625%, 11/14/08                             2,974,779
---------------------------------------------------------------------------------

        2,000,000  FNMA, VRN, 4.29%, 7/18/05,
                   resets monthly off the Consumer
                   Price Index plus 1.14% with
                   no caps, Final Maturity 2/17/09                    1,985,400
---------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $ 2,000,000  PEFCO, 7.17%, 5/15/07
                   (Acquired 3/29/05,
                   Cost $2,125,820)(2)                           $   2,119,744
--------------------------------------------------------------------------------
        2,000,000  PEFCO, 3.375%, 2/15/09                            1,967,746
---------------------------------------------------------------------------------
        4,000,000  PEFCO, 4.55%, 5/15/15                             4,086,852
---------------------------------------------------------------------------------
        9,823,920  TVA Inflation Indexed
                   Notes, 3.375%, 1/15/07                           10,123,550
---------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $52,379,861)                                                  52,239,875
---------------------------------------------------------------------------------
 CORPORATE BONDS - 9.1%
          479,000  HSBC Finance Corp., 4.59%,
                   7/11/05, resets monthly off
                   the Consumer Price Index Year
                   over Year plus 1.08% with no
                   caps, Final Maturity 9/10/09                        461,090
--------------------------------------------------------------------------------
        3,000,000  HSBC Finance Corp., VRN, 4.62%,
                   7/11/05, resets monthly off the
                   Consumer Price Index Year
                   over  Year plus 1.11% with no caps,
                   Final Maturity 2/10/10                            2,903,970
--------------------------------------------------------------------------------
        4,000,000  Lehman Brothers Holdings Inc.,
                   VRN, 4.61%, 7/25/05, resets
                   monthly off the Consumer Price
                   Index Year over Year plus 1.46%
                   with no caps, Final Maturity
                   3/23/12                                           3,919,040
--------------------------------------------------------------------------------
        3,000,000  Merrill Lynch & Co., Inc., VRN,
                   4.31%, 7/1/05, resets monthly
                   off the Consumer Price Index
                   plus 1.16% with no caps,
                   Final Maturity 3/2/09                             2,956,410
--------------------------------------------------------------------------------
        2,000,000  Merrill Lynch & Co., Inc., VRN,
                   3.95%, 7/12/05, resets monthly
                   off the Consumer Price Index
                   Year  over Year with no caps,
                   Final Maturity 3/12/07                            1,993,600
--------------------------------------------------------------------------------
        2,000,000  Principal Life Income Funding
                   Trusts, 4.56%, 7/1/05, resets
                   monthly off the Consumer
                   Price Index Year over Year
                   plus 1.05% with no caps,
                   Final Maturity 6/15/17                            1,973,760
--------------------------------------------------------------------------------
       10,000,000  SLM Corporation, 1.32%, 1/25/10                   9,803,074
--------------------------------------------------------------------------------
        8,217,840  Toyota Motor Credit Corp.
                   Inflation Indexed Bonds,
                   1.22%, 10/1/09                                    8,108,378
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $32,841,303)                                                  32,119,322
--------------------------------------------------------------------------------

 U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES(3) - 7.1%
        3,000,000  FHLMC, 5.00%, settlement
                   date 7/19/05(4)                                   3,033,750
--------------------------------------------------------------------------------
        6,000,000  FHLMC, 5.50%, settlement
                   date 7/19/05(4)                                   6,157,501
--------------------------------------------------------------------------------
        1,003,270  FHLMC, 4.50%, 5/1/19                                999,675
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------

VP Inflation Protection - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $   569,991  FHLMC, 5.50%, 12/1/33                         $     578,463
--------------------------------------------------------------------------------
        4,000,000  FNMA, 5.00%, settlement
                   date 7/19/05(4)                                   4,045,000
--------------------------------------------------------------------------------
        4,000,000  FNMA, 5.50%, settlement
                   date 7/19/05(4)                                   4,106,248
--------------------------------------------------------------------------------
          254,782  GNMA, 6.00%, 6/20/17                                262,949
--------------------------------------------------------------------------------
          263,507  GNMA, 6.00%, 7/20/17                                271,953
--------------------------------------------------------------------------------
          991,800  GNMA, 6.00%, 5/15/24                              1,026,472
--------------------------------------------------------------------------------
        4,493,105  GNMA, 5.50%, 9/20/34                              4,583,120
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $25,037,051)                                                  25,065,131
--------------------------------------------------------------------------------
 COLLATERALIZED MORTGAGE
 OBLIGATIONS(3) - 5.9%
        1,000,000  Bear Stearns Adjustable Rate
                   Mortgage Trust, Series 2005-4,
                   Class 2A2, 4.57%, 8/25/35                           999,000
--------------------------------------------------------------------------------
          435,924  Citigroup Commercial Mortgage
                   Trust, Series 2004 FL1, Class A1,
                   VRN, 3.35%, 7/15/15,
                   resets monthly off the 1-month LIBOR
                   plus 0.13% with no caps,
                   Final Maturity 7/15/08                              436,480
--------------------------------------------------------------------------------
        1,533,317  GNMA, Series 2003-112,
                   Class MN, 4.00%, 5/16/25                           1,530,467
--------------------------------------------------------------------------------
        2,000,000  GNMA, Series 2005-24,
                   Class UB SEQ, 5.00%, 1/20/31                       2,014,960
--------------------------------------------------------------------------------
        2,000,000  Greenwich Capital Commercial
                   Funding Corp., Series 2005 GG3,
                   Class A2, 4.31%, 7/1/05,
                   Final Maturity 8/10/42                             2,000,654
--------------------------------------------------------------------------------
        1,000,000  LB-UBS Commercial Mortgage
                   Trust, Series 2003 C5, Class
                   A2 SEQ, 3.48%, 7/15/27                               983,788
--------------------------------------------------------------------------------
        2,000,000  LB-UBS Commercial Mortgage
                   Trust, Series 2005 C2, Class A2
                   SEQ, 4.82%, 4/15/30                                2,045,664
--------------------------------------------------------------------------------
        2,000,000  LB-UBS Commercial Mortgage
                   Trust, Series 2005 C3, Class A3,
                   4.65%, 7/30/30                                     2,023,750
--------------------------------------------------------------------------------
        3,000,000  Morgan Stanley Capital I,
                   Series 2004 HQ3, Class A2
                   SEQ, 4.05%, 1/13/41                                2,972,295
--------------------------------------------------------------------------------
        1,999,256  Wachovia Bank Commercial
                   Mortgage Trust, Series 2005
                   WL5A, Class A1, VRN, 3.32%,
                   7/15/05, resets monthly off the
                   1-month LIBOR plus 0.10%
                   with no caps, Final Maturity 1/15/18
                   (Acquired 3/24/05, Cost
                   $1,999,256)(2)                                     1,999,803
--------------------------------------------------------------------------------
        2,000,000  Washington Mutual, Series
                   2004 AR4, Class A6,
                   3.81%, 6/25/34                                     1,969,206
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------
      $ 2,000,000  Washington Mutual, Series
                   2004 AR9, Class A6, 4.28%,
                   8/25/34                                       $   1,992,724
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED  MORTGAGE OBLIGATIONS
(Cost $20,877,722)                                                  20,968,791
--------------------------------------------------------------------------------

 ZERO-COUPON U.S. GOVERNMENT
 AGENCY SECURITIES(5) - 3.3%
           25,000  FICO STRIPS - COUPON, 4.23%,
                   11/30/07                                             22,795
--------------------------------------------------------------------------------
        1,763,000  FICO STRIPS - COUPON, 4.83%,
                   3/26/12                                           1,336,975
--------------------------------------------------------------------------------
          125,000  FICO STRIPS - COUPON, 4.40%,
                   11/30/08                                            109,450
--------------------------------------------------------------------------------
        1,700,000  FICO STRIPS - COUPON, 3.875%,
                   3/7/09                                            1,472,899
--------------------------------------------------------------------------------
          800,000  FICO STRIPS - COUPON, 4.39%,
                   6/6/09                                              686,382
--------------------------------------------------------------------------------
        3,285,000  FICO STRIPS - COUPON, 4.01%,
                   11/11/09                                          2,771,452
--------------------------------------------------------------------------------
        2,000,000  FICO STRIPS - COUPON, 3.52%,
                   6/6/10                                            1,653,190
--------------------------------------------------------------------------------
          485,000  FICO STRIPS - COUPON, 4.58%,
                   11/30/10                                            393,618
--------------------------------------------------------------------------------
          900,000  Government Trust Certificates,
                   2.87%, 5/15/08                                      806,176
--------------------------------------------------------------------------------
        1,000,000  Government Trust Certificates,
                   3.06%, 11/15/08                                     877,656
--------------------------------------------------------------------------------
        1,940,000  TVA STRIPS - COUPON, 4.20%,
                   10/15/09                                          1,633,360
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT  AGENCY SECURITIES
(Cost $11,740,258)                                                  11,763,953
--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES(3) - 2.9%
          382,426  Atlantic City Electric
                   Transition Funding LLC,
                   Series 2003-1, Class
                   A1 SEQ, 2.89%, 7/20/11                              373,465
--------------------------------------------------------------------------------
        2,000,000  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN, 3.29%,
                   7/15/05, resets monthly off
                   the 1-month LIBOR plus 0.07% and
                   no caps, Final Maturity 10/15/18                  2,002,246
--------------------------------------------------------------------------------
        1,162,184  First Franklin Mortgage Loan
                   Asset Backed Certificates, Series
                   2004 FF11, Class 2A1, VRN,
                   3.46%, 7/25/05, resets monthly off the
                   1-month LIBOR plus 0.15% with
                   no caps, Final Maturity 1/25/35                   1,162,836
--------------------------------------------------------------------------------
        1,388,729  Residential Asset Mortgage
                   Products Inc., Series 2004 RS10,
                   Class AII1, VRN, 3.48%, 7/25/05,
                   resets monthly off the 1-month
                   LIBOR plus 0.17% with a cap of
                   14.00%, Final Maturity 5/25/27                    1,389,905
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------

VP Inflation Protection - Schedule of Investments

JUNE 30, 2005 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $    32,959  SLM Student Loan Trust, Series
                   2004-8, Class A1, VRN, 3.15%,
                   7/25/05, resets quarterly off
                   the 3-month LIBOR minus
                   0.01% with no caps, Final
                   Maturity 4/27/09                             $        32,981
--------------------------------------------------------------------------------
        3,913,213  Structured Asset Securities Corp.,
                   VRN, Series 2005 WF2, Class A1,
                   3.39%, 7/25/05, resets
                   monthly off the 1-month
                   LIBOR plus  0.08% with no caps,
                   Final Maturity 5/25/35                             3,912,320
--------------------------------------------------------------------------------
        1,376,411  WFS Financial Owner Trust,
                   Series 2002-3, Class A4 SEQ,
                   3.50%, 2/20/10                                     1,373,540
--------------------------------------------------------------------------------

TOTAL ASSET-BACKED SECURITIES
(Cost $10,257,070)                                                   10,247,293
--------------------------------------------------------------------------------

 ZERO-COUPON U.S. TREASURY
 SECURITIES & EQUIVALENTS(5) - 1.1%
        1,000,000  AID (Israel), 2.64%,
                   2/15/07                                              941,061
--------------------------------------------------------------------------------
          308,000  AID (Israel), 2.64%,
                   3/15/07                                              288,928
--------------------------------------------------------------------------------
          493,000  Federal Judiciary, 3.37%,
                   2/15/07                                              463,795
--------------------------------------------------------------------------------
           12,000  Federal Judiciary, 4.60%,
                   8/15/12                                                8,994
--------------------------------------------------------------------------------
           61,000  Federal Judiciary, 4.70%,
                   8/15/13                                               43,522
--------------------------------------------------------------------------------
          353,000  REFCORP STRIPS - COUPON,
                   3.61%, 10/15/08                                      312,923
--------------------------------------------------------------------------------
        2,000,000  REFCORP STRIPS - COUPON,
                   3.68%, 1/15/09                                     1,755,866
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY  SECURITIES AND EQUIVALENTS
(Cost $3,841,927)                                                     3,815,089
--------------------------------------------------------------------------------

 COMMERCIAL PAPER - 1.9%
        6,740,000  SBC Communications Inc.,
                   3.36%, 7/1/05 (Acquired 6/30/05,
                   Cost $6,739,371)(2)(6)
(Cost $6,740,000)                                                     6,740,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 103.7%
(Cost $362,662,453)                                                 366,374,231
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (3.7)%                              (13,068,889)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $353,305,342
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AID = Agency for International Development

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FAMCA = Federal Agricultural Mortgage Corporation

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

LB-UBS = Lehman Brothers Inc. - UBS AG

PEFCO = Private Export Funding Corporation

REFCORP = Resolution Funding Corporation

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

SLMA = Student Loan Marketing Association

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2005.

(1) Security, or a portion thereof, has been segregated for forward commitments.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at June 30, 2005, was
    $10,859,547, which represented 3.1% of net assets.

(3) Final maturity indicated, unless otherwise noted.

(4) Forward commitment.

(5) The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(6) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Statement of Assets and Liabilities

JUNE 30, 2005 (UNAUDITED)

ASSETS
Investment securities, at value (cost of $362,662,453)             $366,374,231
-----------------------------------------------------------
Cash                                                                  1,668,621
-----------------------------------------------------------
Interest receivable                                                   2,810,231
--------------------------------------------------------------------------------
                                                                    370,853,083
--------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                    17,345,625
-----------------------------------------------------------
Accrued management fees                                                 136,328
-----------------------------------------------------------
Distribution fees payable                                                65,788
--------------------------------------------------------------------------------
                                                                     17,547,741
--------------------------------------------------------------------------------

NET ASSETS                                                         $353,305,342
================================================================================
NET ASSETS CONSIST OF:
-----------------------------------------------------------
Capital (par value and paid-in surplus)                            $349,771,190
-----------------------------------------------------------
Accumulated net realized loss on investment transactions              (177,626)
-----------------------------------------------------------
Net unrealized appreciation on investments                            3,711,778
--------------------------------------------------------------------------------
                                                                   $353,305,342
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $21,135,320
-----------------------------------------------------------
Shares outstanding                                                    2,006,610
-----------------------------------------------------------
Net asset value per share                                                $10.53
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $332,170,022
-----------------------------------------------------------
Shares outstanding                                                   31,536,494
-----------------------------------------------------------
Net asset value per share                                                $10.53
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME
INCOME:
--------------------------------------------------------------------
Interest                                                             $6,892,326
--------------------------------------------------------------------------------
--------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------
Management fees                                                         667,211
--------------------------------------------------------------------
Distribution fees - Class II                                            321,879
--------------------------------------------------------------------
Directors' fees and expenses                                             12,878
--------------------------------------------------------------------
Other expenses                                                              330
--------------------------------------------------------------------------------
                                                                      1,002,298
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 5,890,028
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------
Net realized loss on investment transactions                           (59,259)
--------------------------------------------------------------------
Change in net unrealized appreciation on investments                     56,736
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                        (2,523)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $5,887,505
================================================================================

------

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                       2005              2004
OPERATIONS
Net investment income                    $   5,890,028     $   3,573,350
--------------------------------------
Net realized gain (loss)                       (59,259)           78,893
--------------------------------------
Change in net
unrealized appreciation                         56,736         3,206,348
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                    5,887,505         6,858,591
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
--------------------------------------
  Class I                                     (366,471)         (127,644)
--------------------------------------
  Class II                                  (5,523,557)       (3,445,706)
--------------------------------------
From net realized gains:
--------------------------------------
  Class I                                       (8,214)                --
--------------------------------------
  Class II                                    (136,267)          (36,984)
--------------------------------------------------------------------------------
Decrease in net assets from distributions   (6,034,509)       (3,610,334)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

Net increase in net assets
from capital share transactions            142,248,092       174,127,093
--------------------------------------------------------------------------------

Net increase in net assets                 142,101,088       177,375,350
Net Assets
Beginning of period                        211,204,254        33,828,904
--------------------------------------------------------------------------------
End of period                             $353,305,342      $211,204,254
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION-- American Century Variable Portfolios II, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Inflation Protection Fund (the fund)
is the sole fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation. The following is a summary of the fund's significant accounting.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of
Class I shares commenced on May 7, 2004.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Discount notes are valued through a commercial pricing service or at amortized cost, which approximates fair value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock
Exchange) that was likely to have changed the value of the security; a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME-- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

(continued)

------

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The fund has elected to treat $16,020 of net capital losses incurred in the two-month period ended December 31, 2004, as having been incurred in the following fiscal year for federal income tax purposes.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from
0.2500% to 0.3100%. The effective annual management fee for the fund for the six months ended June 30, 2005 was 0.49% for Class I and Class II.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2005, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC (formerly American Century
Services Corporation).

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

(continued)

------

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2005, were as follows:

--------------------------------------------------------------------------------

                                                                  NON-U.S.
                                                U.S. TREASURY     TREASURY
                                                 AND AGENCY      AND AGENCY
                                                 OBLIGATIONS     OBLIGATIONS
--------------------------------------------------------------------------------
Purchases                                       $212,909,165    $8,956,166
--------------------------------------------------------------------------------
Proceeds from sales                             $98,051,168       $540,579
--------------------------------------------------------------------------------

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $362,794,839
================================================================================
Gross tax appreciation of investments                               $5,134,774
-----------------------------------------------------------
Gross tax depreciation of investments                              (1,555,382)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $3,579,392
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                      SHARES         AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                                   50,000,000
================================================================================
Sold                                                   964,025     $10,141,726
--------------------------------------------
Issued in reinvestment of distributions                 35,424         374,685
--------------------------------------------
Redeemed                                               (65,766)       (692,660)
--------------------------------------------------------------------------------
Net increase                                           933,683      $9,823,751
================================================================================
PERIOD ENDED DECEMBER 31, 2004(1)
SHARES AUTHORIZED                                   50,000,000
================================================================================
Sold                                                 1,137,145     $11,807,637
--------------------------------------------
Issued in reinvestment of distributions                 12,280         127,644
--------------------------------------------
Redeemed                                               (76,498)       (796,098)
--------------------------------------------------------------------------------
Net increase                                         1,072,927     $11,139,183
================================================================================

(1) May 7, 2004 (commencement of sale) through December 31, 2004.

(continued)

------

Notes to Financial Statements

JUNE 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                      SHARES        AMOUNT
--------------------------------------------------------------------------------
CLASS II
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005
SHARES AUTHORIZED                                   50,000,000
================================================================================
Sold                                                12,995,621    $136,671,544
-------------------------------------------
Issued in reinvestment of distributions                534,974       5,659,824
-------------------------------------------
Redeemed                                              (941,229)     (9,907,027)
--------------------------------------------------------------------------------
Net increase                                        12,589,366    $132,424,341
================================================================================
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                                   50,000,000
================================================================================
Sold                                                17,152,086    $178,539,344
-------------------------------------------
Issued in reinvestment of distributions                336,147       3,482,690
-------------------------------------------
Redeemed                                            (1,822,771)    (19,034,124)
--------------------------------------------------------------------------------
Net increase                                        15,665,462    $162,987,910
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2005.

------

VP Inflation Protection - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                              CLASS I
--------------------------------------------------------------------------------
                                                        2005(1)     2004(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period                    $10.55       $10.07
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------
  Net Investment Income                                   0.22         0.24
-------------------------------------------------
  Net Realized and Unrealized Gain (Loss)               (0.01)         0.48
--------------------------------------------------------------------------------
  Total From Investment Operations                        0.21         0.72
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------
  From Net Investment Income                             (0.22)      (0.24)
-------------------------------------------------
  From Net Realized Gains                                (0.01)          --
--------------------------------------------------------------------------------
  Total Distributions                                    (0.23)       (0.24)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $10.53       $10.55
================================================================================
  TOTAL RETURN(3)                                         1.95%        7.37%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets         0.50%(4)     0.49%(4)
-------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      4.56%(4)     3.52%(4)
-------------------------------------------------
Portfolio Turnover Rate                                     38%         108%(5)
-------------------------------------------------
Net Assets, End of Period (in thousands)                $21,135      $11,319
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) May 7, 2004 (commencement of sale) through December 31, 2004.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2004.

See Notes to Financial Statements.

------

VP Inflation Protection - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
-------------------------------------------------------------------------------------------
                                                         CLASS II
-------------------------------------------------------------------------------------------
                                      2005(1)       2004        2003        2002(2)
PER-SHARE DATA
Net Asset Value,
Beginning of Period                   $10.55       $10.31      $10.00        $10.00
-------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income                 0.20        0.35        0.24        --(3)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)               (0.01)        0.25        0.31       --(3)
-------------------------------------------------------------------------------------------
  Total From Investment Operations      0.19         0.60        0.55       --(3)
-------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income           (0.20)       (0.35)      (0.24)      --(3)
-------------------------------------
  From Net Realized Gains              (0.01)       (0.01)      -- (3)      --
-------------------------------------------------------------------------------------------
  Total Distributions                  (0.21)       (0.36)      (0.24)      --(3)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $10.53       $10.55      $10.31       $10.00
===========================================================================================
  TOTAL RETURN(4)                       1.82%        5.81%       5.61%        0.00%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets                   0.75%(5)     0.74%       0.74%(6)     0.50%(5)(6)
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets            4.31%(5)     3.40%       2.00%(6)     0.25%(5)(6)
-------------------------------------
Portfolio Turnover Rate                   38%         108%        198%           0%
-------------------------------------
Net Assets, End of Period
(in thousands)                       $332,170     $199,885     $33,829       $3,000
-------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2005 (unaudited).

(2) For the one day ended December 31, 2002 (inception).

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) ACIM waived the distribution fee from December 31, 2002 through March 31,
    2003. In absence of the waiver, the annualized ratios of operating expenses to average net assets and net investment income to average net assets would have been 0.75% and 1.99% for the year ended December 31, 2003 and 0.75% and
    0.00% for the period ended December 31, 2002, respectively.

See Notes to Financial Statements.

------

Approval of Management Agreement for VP Inflation Protection

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process - referred to as the "15(c) Process" -
involves at least two board meetings spanning a 30 to 60 day period each year, as well as meetings of the Corporate Governance Committee (comprised solely of independent directors), which coordinates the board's 15(c) Process. In addition to this annual review, the board and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services performed by the advisor on behalf of the funds. At these meetings the board reviews fund performance, provision of shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also holds special meetings, as needed.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during this half-year period, the
Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning the VP Inflation Protection (the "fund") and the services provided to the fund under the management agreement. The information included:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to clients of the advisor other than the fund.

In addition, the board also reviewed information provided by an independent consultant retained by the board in connection with the 15(c) Process.

In keeping with its practice, the fund's board held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors and the Corporate
Governance Committee met

(continued)

------

Approval of Management Agreement for VP Inflation Protection

to review and discuss the information provided and evaluate the advisor's performance as manager of the fund. Working through the Corporate Governance
Committee, the board also retained a consultant to assist it in its evaluation of the profitability of the fund and the advisor, and in formulating the board's fee proposals. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, the board's consultant and its independent counsel, and evaluated such information for each fund for which the board has responsibility.
The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES - GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved

(continued)

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Approval of Management Agreement for VP Inflation Protection

strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the board and the Portfolio Committee review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund.
Further, the Portfolio Committee reports its assessment to the board. If performance concerns are identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance for both one and three year periods was above the median for its peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Quality of Service Committee reviews reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. The Quality of Service Committee reviews interim reports between regularly scheduled meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.
The board has retained a consultant to assist it in this review.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that

(continued)

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Approval of Management Agreement for VP Inflation Protection

the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the fee breakpoints of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund complex and the fund increases in size and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the fund and the risk of administrative inefficiencies. Part of the Directors'
analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was in the lowest quartile of the total expense ratios of its peer group.

(continued)

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Approval of Management Agreement for VP Inflation Protection

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the advisor's other clients did not suggest that the fund's fees were unreasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not significant and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

------

Share Class Information

Two classes of shares are authorized for sale by the fund: Class I and Class II.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for VP Inflation Protection. It consists of a mix of three Citigroup (formerly Salomon Smith Barney) indices in the following proportions: 55% Citigroup U.S. Inflation-Linked Securities Index,
25% Citigroup Government-Sponsored 1- to 3-Year Index, and 20% Citigroup 15-Year
Mortgage Index.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI)  measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

The CITIGROUP GOVERNMENT-SPONSORED 1- TO 3-YEAR INDEX includes bonds with remaining maturities of one to three years that are issued by U.S. or supranational agencies. Supranational agencies are supported by the capital of more than one sovereign state, such as the World Bank.

The CITIGROUP 15-YEAR MORTGAGE INDEX measures the performance of the 15-year maturity sector of the mortgage component of the USBIG (U.S. Broad
Investment-Grade) Index, comprising 15-year Government National Mortgage
Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae),
and Federal Home Loan Mortgage Corporation (Freddie Mac) pass-throughs and
Fannie Mae and Freddie Mac balloon mortgages.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------

Notes

------

Notes

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CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

0508
SH-SAN-44741  (c)2005 American  Century  Proprietary  Holdings,  Inc. All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As of the end of the  reporting  period,  the  registrant  did not have in place
formal  procedures  by  which   shareholders  may  recommend   nominees  to  the
registrant's board. However, all such recommendations  directed to the following address will be forwarded to the Corporate Governance Committee of the board for consideration:  The  Corporate  Secretary,  American  Century  Funds,  P. O. Box
410141, Kansas City, Missouri 64141.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:   August 12, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:    William M. Lyons
        Title:   President
                 (principal executive officer)

Date:   August 12, 2005

By:     /s/ Maryanne L. Roepke
        -------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   August 12, 2005